UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	October 31, 2011
Date of reporting period:	November 1, 2010 – April 30, 2011
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

April 30, 2011

Trilogy Global Equity Fund

Trilogy Emerging Markets Equity Fund

Trilogy International Small Cap Fund

SAR004-0411

Managers AMG Funds

Semi-Annual Report — April 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Trilogy Global Equity Fund	3

Trilogy Emerging Markets Equity Fund	7

Trilogy International Small Cap Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	16
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	17
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	18
Detail of changes in Fund assets for the period

FINANCIAL HIGHLIGHTS	19
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Period Ended April 30, 2011	Expense Ratio for the Period	Beginning Account Value 03/01/2011	Ending Account Value 04/30/2011	Expenses Paid During the Period*
Trilogy Global Equity Fund
Service Class Shares
Based on Actual Fund Return	1.00%	$1,000	$1,022	$1.66
Hypothetical (5% return before expenses)	1.00%	$1,000	$1,007	$1.65
Institutional Class Shares
Based on Actual Fund Return	1.00%	$1,000	$1,022	$1.66
Hypothetical (5% return before expenses)	1.00%	$1,000	$1,007	$1.65
Trilogy Emerging Markets Equity Fund
Service Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,061	$1.86
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,006	$1.81
Institutional Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,061	$1.86
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,006	$1.81
Trilogy International Small Cap Fund
Service Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,053	$1.86
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,006	$1.81
Institutional Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,053	$1.86
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,006	$1.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (60), then divided by 365.

1

Fund Performance
Period ended April 30, 2011 (unaudited)

The table below shows the aggregate total returns for the period indicated for each Fund, as well as each Fund’s relative index for the same time period.

	Total Returns[1]
	Since Inception	Inception Date
Trilogy Global Equity Fund [2,3,4]
Service Class	2.20%	3/1/2011
Institutional Class	2.20%	3/1/2011
MSCI World Index (Net) [7,10]	4.05%	3/1/2011	†
Trilogy Emerging Markets Equity Fund [2,3,4,5]
Service Class	6.10%	3/1/2011
Institutional Class	6.10%	3/1/2011
MSCI Emerging Markets Index (Net) [8,10]	8.73%	3/1/2011	†
Trilogy International Small Cap Fund [2,3,4,5,6]
Service Class	5.30%	3/1/2011
Institutional Class	5.30%	3/1/2011
MSCI All Country World Index ex-U.S. Small Cap (Net) [9,10]	5.27%	3/1/2011	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

[1]

Total return equals income yield plus share price change. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2011. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[4]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[5]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[6]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[7]

The MSCI World IndexSM is a free float-adjusted market capitalization weighted index that is designed to measure global developed market equity performance. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The MSCI All Country World Index ex-U.S. Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI All Country World Index ex-U.S. Small Cap is unmanaged, is not available for investment, and does not incur expenses.

[10]

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

†	The date reflects the inception date of the Fund, not the index.

Funds are distributed by Managers Distributors, Inc., a member of FINRA.

2

Trilogy Global Equity Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Trilogy Global Equity Fund**	MSCI World Index
Financials	19.3%	20.0%
Information Technology	15.1%	11.3%
Industrials	13.7%	11.5%
Consumer Discretionary	12.5%	10.2%
Energy	11.7%	11.8%
Consumer Staples	8.5%	9.6%
Health Care	6.9%	9.4%
Materials	5.1%	8.2%
Telecommunication Services	2.5%	4.2%
Utilities	1.4%	3.8%
Other Equities	1.0%	0.0%
Other Assets and Liabilities	2.3%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Google, Inc., Class A	1.7%
Microsoft Corp.	1.7
Sumitomo Mitsui Financial Group, Inc.	1.5
JPMorgan Chase & Co.	1.4
Credit Suisse Group AG	1.4
Taiwan Semiconductor Manufacturing Co., Ltd.	1.4
3M Co.	1.3
SAP AG	1.3
HSBC Holdings PLC	1.3
Roche Holding AG	1.3

Top Ten as a Group	14.3%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy Global Equity Fund
Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy Global Equity Fund*	MSCI World Index
Australia	0.4%	4.0%
Austria	0.0%	0.1%
Belgium	0.0%	0.4%
Bermuda	0.6%	0.2%
Brazil	2.0%	0.0%
Canada	0.4%	5.4%
Cayman Islands	0.0%	0.1%
China	1.0%	0.0%
Denmark	0.0%	0.5%
Finland	0.0%	0.5%
France	4.4%	4.5%
Germany	4.8%	4.1%
Greece	0.0%	0.1%
Hong Kong	2.3%	1.0%
India	0.9%	0.0%
Ireland	1.3%	0.1%
Israel	0.0%	0.3%
Italy	0.8%	1.3%
Japan	8.8%	8.8%
Jersey, Channel Islands	0.0%	0.3%
Luxembourg	0.0%	0.3%
Netherlands	1.0%	1.3%
New Zealand	0.0%	0.1%
Norway	3.2%	0.4%
Portugal	0.8%	0.1%
Russia	0.8%	0.0%
Singapore	1.4%	0.7%
South Korea	2.2%	0.0%
Spain	0.9%	1.7%
Supranational & Other	0.0%	0.1%
Sweden	0.0%	1.5%
Switzerland	5.4%	3.6%
Taiwan	1.4%	0.0%
Turkey	0.6%	0.0%
United Kingdom	10.4%	9.5%
United States	44.2%	49.0%

	100.0%	100.0%

*	As a percentage of total market value on April 30, 2011

4

Trilogy Global Equity Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 12.5%
Advance Auto Parts, Inc. (United States)	1,240	$81,170
Carnival PLC (United Kingdom)	1,700	68,447
Daimler AG (Germany)	1,582	122,267
Esprit Holdings, Ltd. (Hong Kong)	11,000	45,907
Ford Motor Co. (United States)*	7,156	110,703
Hanesbrands, Inc. (United States)*	2,737	88,980
Honda Motor Co., Ltd. (Japan)	1,300	49,977
Hyundai Motor Co. (South Korea)	530	122,244
Lennar Corp., Class A (United States)	4,520	85,835
Li & Fung, Ltd. (Hong Kong)	12,000	61,415
McDonald’s Corp. (United States)	1,071	83,870
NIKE, Inc., Class B (United States)	1,000	82,320
Nitori Holdings Co., Ltd. (Japan)	850	73,501
Omnicom Group, Inc. (United States)	1,769	87,017
Stanley Electric Co., Ltd. (Japan)	3,800	63,866
TJX Cos., Inc. (United States)	1,851	99,251
Toyota Motor Corp. (Japan)	2,100	83,771
Urban Outfitters, Inc. (United States)*	2,031	63,895
Walt Disney Co., The (United States)	2,280	98,268
Yamada Denki Co., Ltd. (Japan)	760	53,395
Total Consumer Discretionary		1,626,099
Consumer Staples - 8.5%
British American Tobacco PLC (United Kingdom)	3,600	157,309
Carrefour, S.A. (France)	2,200	104,241
Colgate-Palmolive Co. (United States)	1,318	111,173
FamilyMart Co., Ltd. (Japan)	1,100	39,928
Imperial Tobacco Group PLC (United Kingdom)	4,200	148,143
Japan Tobacco, Inc. (Japan)	22	85,499
Jeronimo Martins SGPS, S.A. (Portugal)	6,100	100,050
PepsiCo, Inc. (United States)	1,673	115,253
Philip Morris International, Inc. (United States)	2,426	168,461
Tesco PLC (United Kingdom)	11,500	77,532
Total Consumer Staples		1,107,589
Energy - 11.7%
Apache Corp. (United States)	754	100,561
BG Group PLC (United Kingdom)	4,600	118,457
Ensco PLC, ADR (United Kingdom)	2,000	119,240
Exxon Mobil Corp. (United States)	1,921	169,048
Gazprom OAO, ADR (Russia)	6,000	101,662
Noble Corp. (Switzerland)	2,929	125,976

	Shares	Value
Occidental Petroleum Corp. (United States)	1,354	$154,749
Petroleo Brasileiro, S.A., ADR (Brazil)	2,600	97,058
Petroleum Geo-Services ASA (Norway)*	8,300	131,307
Reliance Industries, Ltd., GDR (India)(a)	2,800	123,172
Southwestern Energy Co. (United States)*	2,819	123,641
Statoil ASA (Norway)	5,600	164,046
Total Energy		1,528,917
Financials - 19.3%
Aflac, Inc. (United States)	1,500	84,285
Akbank T.A.S. (Turkey)	14,300	74,340
Allianz SE (Germany)	1,000	157,111
American Express Co. (United States)	2,339	114,798
Banco Bradesco, S.A., ADR (Brazil)	5,400	109,242
Banco Santander, S.A. (Spain)	8,700	111,103
Bank of America Corp. (United States)	8,509	104,491
BNP Paribas (France)	1,700	134,393
Credit Suisse Group AG (Switzerland)	4,111	187,119
DBS Group Holdings, Ltd. (Singapore)	6,000	73,512
Goldman Sachs Group, Inc., The (United States)	688	103,895
HSBC Holdings PLC (United Kingdom)	15,800	172,344
Industrial & Commercial Bank of China, Ltd., Class H (China)	160,000	135,714
JPMorgan Chase & Co. (United States)	4,106	187,357
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,700	75,354
Nomura Holdings, Inc. (Japan)	5,900	30,140
Prudential PLC (United Kingdom)	10,500	135,842
Sony Financial Holdings, Inc. (Japan)	2,800	52,042
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,100	189,477
US Bancorp (United States)	4,968	128,274
Wells Fargo & Co. (United States)	5,234	152,362
Total Financials		2,513,195
Health Care - 6.9%
Baxter International, Inc. (United States)	3,006	171,041
Celgene Corp. (United States)*	1,873	110,282
Fresenius SE & Co. KGaA (Germany)	1,600	168,039
Medco Health Solutions, Inc. (United States)*	2,152	127,678
Roche Holding AG (Switzerland)	1,057	171,572
Synthes, Inc. (United States)(a)	498	85,828
Zimmer Holdings, Inc. (United States)*	1,042	67,991
Total Health Care		902,431
Industrials - 13.7%
3M Co. (United States)	1,800	174,978
Alstom, S.A. (France)	2,205	146,606

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.7% (continued)
Bureau Veritas S.A. (France)	900	$77,624
Canadian National Railway Co. (Canada)*	600	46,540
Delta Air Lines, Inc. (United States)*	8,917	92,558
FANUC Corp. (Japan)	300	50,220
Fiat Industrial SpA (Italy)*	7,300	108,449
G4S PLC (United Kingdom)	34,800	160,714
General Electric Co. (United States)	3,782	77,342
Hutchison Whampoa, Ltd. (Hong Kong)	13,000	148,675
Keppel Corp., Ltd. (Singapore)	11,000	107,119
Mitsubishi Corp. (Japan)	2,400	65,106
Mitsubishi Electric Corp. (Japan)	5,500	61,233
Mitsui & Co., Ltd. (Japan)	3,000	53,385
Ryanair Holdings PLC, ADR (Ireland)	2,600	79,248
Union Pacific Corp. (United States)	1,128	116,714
Vallourec S.A. (France)	865	107,915
Wolseley PLC (Switzerland)	3,100	112,604
Total Industrials		1,787,030
Information Technology - 15.1%
Accenture PLC, Class A (Ireland)*	1,694	96,778
Apple, Inc. (United States)*	362	126,059
Canon, Inc. (Japan)	1,600	75,348
Cisco Systems, Inc. (United States)	8,730	153,299
eBay, Inc. (United States)*	3,700	127,280
Google, Inc., Class A (United States)*	412	224,169
Hewlett-Packard Co. (United States)	3,959	159,825
Marvell Technology Group, Ltd. (Bermuda)*	5,100	78,693
Microsoft Corp. (United States)	8,348	217,215
Oracle Corp. (United States)	3,568	128,626
Samsung Electronics Co., Ltd., GDR (South Korea)	400	166,984
SAP AG (Germany)	2,700	173,961
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	13,700	184,950

	Shares	Value
Yahoo Japan Corp. (Japan)	137	$50,395
Total Information Technology		1,963,582
Materials - 5.1%
BHP Billiton PLC (United Kingdom)	3,600	152,207
Dow Chemical Co., The (United States)	2,078	85,177
Praxair, Inc. (United States)	737	78,432
Rio Tinto, Ltd. (Australia)	600	54,315
Syngenta AG (Switzerland)	302	106,805
Vale, S.A., Sponsored ADR (Brazil)	1,700	56,780
Yara International ASA (Norway)	2,200	128,800
Total Materials		662,516
Telecommunication Services - 2.5%
China Mobile, Ltd., ADR (Hong Kong)	1,000	46,090
Koninklijke KPN NV (Netherlands)	8,300	131,726
Sprint Nextel Corp. (United States)*	19,162	99,259
Vodafone Group PLC (United Kingdom)	18,800	54,347
Total Telecommunication Services		331,422
Utilities - 1.4%
AES Corp., The (United States)*	7,704	102,001
ITC Holdings Corp. (United States)	1,200	85,116
Total Utilities		187,117
Total Common Stocks (cost $12,368,486)		12,609,898
Other Equities - 1.0%
iPath MSCI India Index ETN (United States)* (cost $123,393)	1,830	131,486
Short-Term Investments - 2.6%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[1] (cost $331,726)	331,726	331,726
Total Investments - 100.3% (cost $12,823,605)		13,073,110
Other Assets, less Liabilities - (0.3)%		(35,147)
Net Assets - 100.0%		$13,037,963

The accompanying notes are an integral part of these financial statements. 6

Trilogy Emerging Markets Equity Fund Fund Snapshots
April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Trilogy Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	27.2%	24.5%
Energy	14.3%	15.2%
Materials	13.3%	15.0%
Information Technology	11.8%	12.7%
Consumer Discretionary	11.0%	7.2%
Consumer Staples	4.4%	6.6%
Industrials	3.4%	7.2%
Telecommunication Services	3.0%	7.3%
Health Care	1.9%	0.9%
Utilities	1.2%	3.4%
Warrants	4.6%	0.0%
Other Assets and Liabilities	3.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Gazprom OAO	3.0%
Naspers, Ltd.	2.8
Samsung Electronics Co., Ltd.	2.8
Banco Bradesco, S.A.	2.4
Vale, S.A.	2.3
CNOOC, Ltd.	2.1
NHN Corp.	2.0
Industrial & Commercial Bank of China, Ltd.	1.9
Taiwan Semiconductor Manufacturing Co., Ltd.	1.9
Kasikornbank PCL	0.6

Top Ten as a Group	21.8%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

Trilogy Emerging Markets Equity Fund
Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy Emerging Markets Equity Fund*	MSCI Emerging Markets Index
Bermuda	0.0%	0.6%
Brazil	15.0%	15.5%
Cayman Islands	0.0%	2.9%
Chile	0.4%	1.6%
China	11.6%	9.8%
Colombia	0.5%	0.8%
Czech Republic	1.4%	0.4%
Egypt	0.0%	0.3%
Hong Kong	3.8%	3.9%
Hungary	0.0%	0.4%
India	9.3%	7.1%
Indonesia	1.1%	2.4%
Israel	1.3%	0.0%
Malaysia	0.0%	2.9%
Mexico	4.9%	4.3%
Morocco	0.0%	0.2%
Peru	0.7%	0.0%
Philippines	0.0%	0.6%
Poland	1.5%	1.7%
Portugal	0.8%	0.0%
Russia	9.5%	6.7%
South Africa	6.9%	7.6%
South Korea	11.6%	14.9%
Taiwan	5.9%	11.1%
Thailand	4.5%	1.8%
Turkey	2.8%	1.5%
United Kingdom	2.7%	0.0%
United States	3.8%	1.0%

	100.0%	100.0%

*	As a percentage of total market value on April 30, 2011

8

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 91.5%
Consumer Discretionary - 11.0%
Corporation GEO, S.A.B. de C.V., Series B (Mexico)*	28,405	$83,821
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	3,119	88,049
Dongfeng Motor Group Co., Ltd., Class H (China)	96,000	150,243
Gafisa, S.A., ADR (Brazil)	6,564	81,131
Hyundai Motor Co. (South Korea)	625	144,156
MRV Engenharia e Participacoes, S.A. (Brazil)	14,212	124,034
Naspers, Ltd. (South Africa)	4,831	290,933
Parkson Retail Group, Ltd. (China)	46,500	71,541
Woongjin Coway Co., Ltd. (South Korea)	3,400	113,627
Total Consumer Discretionary		1,147,535
Consumer Staples - 4.4%
Anadolu Efes Biracilik Ve Malt, Sanayii A.S. (Turkey)	3,273	50,258
Jeronimo Martins SGPS, S.A. (Portugal)	4,880	80,040
SABMiller PLC (United Kingdom)	3,576	135,003
Shinsegae Co., Ltd. (South Korea)	760	191,480
Total Consumer Staples		456,781
Energy - 14.3%
Banpu PCL (Thailand)	5,950	148,913
China Shenhua Energy Co., Ltd. (China)	36,000	168,145
CNOOC, Ltd., ADR (Hong Kong)	891	222,260
Gazprom OAO, ADR (Russia)	18,346	310,850
NovaTek OAO, GDR (Russia)	385	54,293
PetroChina Co., Ltd., ADR (China)	1,189	173,095
Petroleo Brasileiro, S.A., ADR (Brazil)	4,624	172,614
Rosneft Oil Co., GDR (Russia)	5,098	45,659
Tambang Batubara Bukit Asam Tbk PT
(Indonesia)	24,500	63,937
TMK OAO, GDR (Russia)*	3,420	70,305
Yanzhou Coal Mining Co., Ltd., Class H (China)	16,000	62,936
Total Energy		1,493,007
Financials - 27.2%
ABSA Group, Ltd. (South Africa)	5,274	109,313
African Bank Investments, Ltd. (South Africa)	7,620	44,484
Banco Bradesco, S.A., ADR (Brazil)	12,282	248,465
Banco Santander Brasil, S.A., ADR (Brazil)	11,128	129,196
Banco Santander Chile, ADR (Chile)	512	46,894
BanColombia, S.A., ADR (Colombia)	782	51,808

	Shares	Value
Bangkok Bank PCL (Thailand)	22,700	$129,553
Bank Mandiri Tbk PT (Indonesia)	63,000	52,692
BR Malls Participacoes, S.A. (Brazil)	11,177	118,079
China Construction Bank Corp. (China)	137,000	129,728
Credicorp, Ltd. (Peru)	782	75,478
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	19,363	96,717
Haci Omer Sabanci Holding A.S. (Turkey)	20,054	107,356
Industrial & Commercial Bank of China, Ltd. (China)	239,000	202,723
Itau Unibanco Holding, S.A., ADR (Brazil)	4,114	97,708
Kasikornbank PCL, NVDR (Thailand)	15,100	64,112
Kasikornbank PCL (Thailand)	29,700	129,609
KB Financial Group, Inc., ADR (South Korea)	1,391	74,126
Komercni Banka A.S. (Czech Republic)	573	151,060
Powszechna Kasa Oszczednosci Bank Polski, S.A. (Poland)	9,152	157,493
Renhe Commercial Holdings Co., Ltd. (China)	298,000	51,131
Sberbank of Russia (Russia)	52,417	191,911
Shinhan Financial Group Co., Ltd. (South Korea)	1,616	79,278
State Bank of India, GDR (India)	1,194	163,578
Turkiye Garanti Bankasi A.S. (Turkey)	26,270	136,056
Total Financials		2,838,548
Health Care - 1.9%
Aspen Pharmacare Holdings, Ltd. (South Africa)*	12,390	152,953
Mindray Medical International, Ltd., ADR (China)	1,771	47,339
Total Health Care		200,292
Industrials - 3.4%
CCR, S.A. (Brazil)	3,848	119,486
China Communications Construction Co., Ltd., Class H (China)	54,000	50,015
Localiza Rent a Car, S.A. (Brazil)	6,910	118,812
Tata Motors, Ltd., Sponsored ADR (India)	2,435	66,816
Total Industrials		355,129
Information Technology - 11.8%
Delta Electronics, Inc. (Taiwan)	12,000	53,716
Hon Hai Precision Industry Co., Ltd. (Taiwan)	27,000	102,533
Infosys Technologies, Ltd., Sponsored ADR (India)	1,831	119,345
NHN Corp. (South Korea)*	1,044	207,115
Samsung Electronics Co., Ltd. (South Korea)	346	289,007
Synnex Technology International Corp. (Taiwan)	45,836	117,177

The accompanying notes are an integral part of these financial statements.

Trilogy Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.8% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	76,000	$196,573
Unimicron Technology Corp. (Taiwan)	61,000	100,628
Wistron Corp. (Taiwan)	24,000	43,250
Total Information Technology		1,229,344
Materials - 13.3%
Anhui Conch Cement Co., Ltd. (China)	21,000	99,567
BHP Billiton PLC (United Kingdom)	3,397	142,528
Fushan International Energy Group, Ltd. (Hong Kong)	128,000	89,847
Grupo Mexico, S.A.B. de C.V. (Mexico)	44,734	154,894
Huabao International Holdings, Ltd. (Hong Kong)	56,000	83,067
Israel Chemicals, Ltd. (Israel)	7,447	132,176
LG Chem, Ltd. (South Korea)	212	105,325
Magnitogorsk Iron & Steel Works, GDR (Russia)	3,904	49,241
Novolipetsk Steel OJSC, GDR (Russia)	2,532	96,995
Sterlite Industries India, Ltd., ADR (India)	8,637	141,215
Usinas Siderurgicas de Minas Gerais, S.A., Preference (Brazil)	4,330	44,313
Vale, S.A., Sponsored ADR (Brazil)	7,231	241,515
Total Materials		1,380,683
Telecommunication Services - 3.0%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	1,548	88,546
Mobile Telesystems OJSC, Sponsored ADR (Russia)	5,078	107,400
MTN Group, Ltd. (South Africa)	5,449	121,199
Total Telecommunication Services		317,145

	Shares	Value
Utilities - 1.2%
Federal Grid Co. Unified Energy System JSC (Russia)*	5,132,512	$62,103
Tractebel Energia, S.A. (Brazil)	3,546	62,774
Total Utilities		124,877
Total Common Stocks (cost $8,968,813)		9,543,341
Warrants - 4.6%
Bharti Airtel, Ltd., 09/29/14 (India)(a)*	12,551	107,148
GAIL India, Ltd., 04/06/20 (India)(a)*	6,444	68,822
Housing Development Finance Corp., Ltd., 09/29/14 (India)*	4,360	69,224
IRB Infrastructure Developers, Ltd., 10/07/15 (India)*	8,693	34,320
Power Finance Corp., 07/27/15 (India)*	9,918	51,603
Tata Consultancy Services, Ltd., 10/13/14 (India)(a)*	3,992	104,527
Unitech, Ltd., 07/27/15 (India)*	49,589	41,159
Total Warrants (cost $458,476)		476,803
Short-Term Investment - 3.8%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[1] (cost $392,093)	392,093	392,093
Total Investments - 99.9% (cost $9,819,382)		10,412,237
Other Assets, less Liabilities - 0.1%		14,064
Net Assets - 100.0%		$10,426,301

The accompanying notes are an integral part of these financial statements. 10

Trilogy International Small Cap Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Trilogy International Small Cap Fund**	MSCI AC World Index ex.- U.S. Small Cap
Industrials	25.7%	20.9%
Consumer Discretionary	16.6%	16.0%
Energy	13.2%	7.0%
Financials	10.9%	17.3%
Information Technology	10.0%	9.6%
Health Care	8.5%	4.8%
Consumer Staples	7.6%	5.9%
Materials	3.6%	15.2%
Utilities	1.6%	2.4%
Telecommunication Services	0.0%	0.9%
Other Assets and Liabilities	2.3%	0.0%
**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Ashtead Group PLC	3.3%
Intrum Justitia AB	3.3
Wacker Neuson SE	2.9
Electromagnetic GeoServices AS	2.7
International Personal Finance PLC	2.6
Deutz AG	2.6
Tognum AG	2.5
Aixtron SE NA	2.5
Lamprell PLC	2.4
Asian Bamboo AG	2.2

Top Ten as a Group	27.0%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy International Small Cap Fund
Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy International Small Cap Fund*	MSCI AC World Index ex.-U.S. Small Cap
Arab Emirates	4.2%	0.0%
Australia	0.0%	6.4%
Austria	4.6%	0.8%
Belgium	0.0%	1.1%
Bermuda	2.8%	2.7%
Brazil	10.2%	1.2%
Canada	1.8%	10.9%
Cayman Islands	0.0%	2.1%
Chile	0.0%	0.4%
China	4.3%	0.8%
Cyprus	0.0%	0.1%
Czech Republic	0.0%	0.1%
Denmark	0.0%	1.4%
Egypt	0.0%	0.1%
Faroe Islands	2.1%	0.0%
Finland	0.0%	1.3%
France	1.7%	3.5%
Germany	18.2%	4.3%
Gibraltar	0.0%	0.1%
Greece	0.0%	0.5%
Hong Kong	3.5%	1.0%
India	0.0%	2.2%
Indonesia	0.0%	0.7%
Ireland	1.3%	0.6%
Israel	0.0%	0.7%
Italy	1.0%	2.3%
Japan	9.8%	15.1%
Jersey, Channel Islands	0.0%	0.8%

Country	Trilogy International Small Cap Fund*	MSCI AC World Index ex.-U.S. Small Cap
Luxembourg	0.0%	0.3%
Malaysia	0.0%	0.9%
Malta	1.7%	0.0%
Mexico	1.9%	0.5%
Netherlands	0.0%	1.8%
New Guinea	1.5%	0.0%
New Zealand	0.0%	0.3%
Norway	4.7%	1.4%
Philippines	0.0%	0.2%
Poland	0.0%	0.4%
Portugal	0.0%	0.2%
Russia	0.0%	0.2%
Singapore	0.0%	1.6%
South Africa	0.0%	1.8%
South Korea	0.7%	3.5%
Spain	0.0%	1.2%
Supranational & Other	0.0%	0.2%
Sweden	4.6%	2.5%
Switzerland	0.0%	3.3%
Taiwan	3.5%	4.5%
Thailand	0.0%	0.7%
Turkey	0.0%	0.8%
United Kingdom	14.0%	12.5%
United States	1.9%	0.0%

	100.0%	100.0%

*	As a percentage of total market value on April 30, 2011

12

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 16.6%
Cia Hering (Brazil)	13,067	$282,819
Corporation GEO, S.A.B. de C.V., Series B (Mexico)*	90,012	265,617
Debenhams PLC (United Kingdom)	125,800	143,664
Gafisa, S.A., ADR (Brazil)	12,900	159,444
Kesa Electricals PLC (United Kingdom)	115,000	248,233
MRV Engenharia e Participacoes, S.A. (Brazil)	19,974	174,322
New World Department Store China, Ltd. (Hong Kong)	234,000	204,758
Nobia AB (Sweden)*	22,900	182,671
SAF-Holland SA (Germany)	13,400	162,154
Stanley Electric Co., Ltd. (Japan)	11,092	186,423
Unibet Group PLC, SDR (Malta)*	10,800	236,721
Woongjin Coway Co., Ltd. (South Korea)	2,840	94,912
Total Consumer Discretionary		2,341,738
Consumer Staples - 7.6%
Asian Bamboo AG (Germany)	6,300	317,263
Bakkafrost P/F (Faroe Islands)*	28,600	304,964
New Britain Palm Oil, Ltd. (New Guinea)	14,100	207,994
PureCircle, Ltd. (Bermuda)*	139,000	238,305
Total Consumer Staples		1,068,526
Energy - 13.2%
Electromagnetic GeoServices AS (Norway)*	156,900	383,876
Fred Olsen Energy ASA (Norway)	3,600	165,823
Ithaca Energy, Inc. (Canada)*	100,900	254,876
Lamprell PLC (Arab Emirates)	53,900	334,667
Paladin Energy, Ltd. (Australia)*	39,200	141,671
Petroleum Geo-Services ASA (Norway)*	7,350	116,278
Polarcus, Ltd. (Arab Emirates)*	204,600	265,178
Premier Oil PLC (United Kingdom)*	6,100	205,022
Total Energy		1,867,391
Financials - 10.9%
Close Brothers Group PLC (United Kingdom)	19,900	269,965
Credit Saison Co., Ltd. (Japan)	17,300	290,092
First Pacific Co., Ltd. (Hong Kong)	242,000	227,975
GP Investments, Ltd., BDR (Brazil)	54,801	225,725
International Personal Finance PLC (United Kingdom)	60,700	373,944
Lancashire Holdings, Ltd. (Bermuda)	14,500	156,716
Total Financials		1,544,417
Health Care - 8.5%
China Kanghui Holdings, Inc., ADR (China)*	9,200	176,640
Hikma Pharmaceuticals PLC (United Kingdom)	20,200	265,455
Santen Pharmaceutical Co., Ltd. (Japan)	4,491	173,712

	Shares	Value
Sawai Pharmaceutical Co., Ltd. (Japan)	2,387	$214,181
Stada Arzneimittel AG (Germany)	3,600	159,298
WuXi PharmaTech Cayman, Inc., ADR (China)*	12,200	214,720
Total Health Care		1,204,006
Industrials - 25.7%
Ansaldo STS SpA (Italy)	9,100	140,642
Ashtead Group PLC (United Kingdom)	138,500	468,912
Charter International PLC (Ireland)	13,400	184,186
Dalian Port PDA Co., Ltd. (China)	536,000	210,467
Demag Cranes AG (Germany)	2,500	134,396
Deutz AG (Germany)	40,100	366,515
Hitachi Transport System, Ltd. (Japan)	19,360	269,025
Intrum Justitia AB (Sweden)	30,600	463,742
Localiza Rent a Car, S.A. (Brazil)	5,342	91,852
Manitou BF, S.A. (France)*	7,100	240,502
Rational AG (Germany)	1,144	316,267
Tognum AG (Germany)	9,100	349,093
Wacker Neuson SE (Germany)	21,300	408,409
Total Industrials		3,644,008
Information Technology - 10.0%
Aixtron SE NA (Germany)	8,200	348,250
Ju Teng International Holdings, Ltd. (Hong Kong)	170,000	56,125
Simplo Technology Co., Ltd. (Taiwan)	30,000	203,622
So-net Entertainment Corp. (Japan)	65	244,720
Synnex Technology International Corp. (Taiwan)	114,669	293,145
Totvs, S.A. (Brazil)	14,357	274,783
Total Information Technology		1,420,645
Materials - 3.6%
Aquarius Platinum, Ltd. (Australia)	53,800	310,122
Medusa Mining, Ltd. (Australia)	22,900	202,599
Total Materials		512,721
Utilities - 1.6%
AES Tiete, S.A. (Brazil)	15,346	228,941
Total Common Stocks (cost $13,120,132)		13,832,393
Short-Term Investments - 1.9%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[1] (cost $270,343)	270,343	270,343
Total Investments - 99.6% (cost $13,390,475)		14,102,736
Other Assets, less Liabilities - 0.4%		63,594
Net Assets - 100.0%		$14,166,330

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity	$12,823,605	$577,787	$(328,282)	$249,505
Trilogy Emerging Markets Equity	9,819,382	745,398	(152,543)	592,855
Trilogy International Small Cap	13,390,475	1,056,292	(344,031)	712,261

*	Non-income-producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Trilogy Global Equity	$209,000	1.6%
Trilogy Emerging Markets Equity	280,497	2.7

[1]	Yield shown for each investment company represents the April 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity
Investments in Securities
Common Stocks
Financials	$1,095,807	$1,417,388	—	$2,513,195
Information Technology	1,670,855	292,727	—	1,963,582
Industrials	695,829	1,091,201	—	1,787,030
Consumer Discretionary	881,309	744,790	—	1,626,099
Energy	1,013,445	515,472	—	1,528,917
Consumer Staples	394,887	712,702	—	1,107,589
Health Care	648,564	253,867	—	902,431
Materials	220,389	442,127	—	662,516
Telecommunication Services	277,075	54,347	—	331,422
Utilities	187,117	—	—	187,117
Other Equities	131,486	—	—	131,486
Short-Term Investments	331,726	—	—	331,726

Total Investments	$7,548,489	$5,524,621	—	$13,073,110

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity
Investments in Securities
Common Stocks
Financials	$1,102,049	$1,736,499	—	$2,838,548
Energy	567,969	925,038	—	1,493,007
Materials	665,004	715,679	—	1,380,683
Information Technology	119,345	1,109,999	—	1,229,344
Consumer Discretionary	377,035	770,500	—	1,147,535
Consumer Staples	191,480	265,301	—	456,781
Industrials	305,114	50,015	—	355,129
Telecommunication Services	195,946	121,199	—	317,145
Health Care	47,339	152,953	—	200,292
Utilities	124,877	—	—	124,877
Warrants	—	476,803	—	476,803
Short-Term Investments	392,093	—	—	392,093

Total Investments	$4,088,251	$6,323,986	—	$10,412,237

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap
Investments in Securities
Common Stocks
Industrials	$891,608	$2,752,400	—	$3,644,008
Consumer Discretionary	1,227,027	1,114,711	—	2,341,738
Energy	520,054	1,347,337	—	1,867,391
Financials	225,725	1,318,692	—	1,544,417
Information Technology	274,783	1,145,862	—	1,420,645
Health Care	550,658	653,348	—	1,204,006
Consumer Staples	317,263	751,263	—	1,068,526
Materials	—	512,721	—	512,721
Utilities	228,941	—	—	228,941
Short-Term Investments	270,343	—	—	270,343

Total Investments	$4,506,402	$9,596,334	—	$14,102,736

As of April 30, 2011, the Funds’ had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

ETN:	Exchange Traded Notes	SDR:	Swedish Depositary Receipt
NVDR:	Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements. 15

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
Assets:
Investments at value*	$13,073,110	$10,412,237	$14,102,736
Foreign currency**	55,110	103,606	55,950
Receivable for investments sold	72,330	14,222	—
Receivable from affiliate	10,180	18,896	12,761
Dividends and other receivables	32,566	28,073	44,640
Total assets	13,243,296	10,577,034	14,216,087
Liabilities:
Payable for investments purchased	169,142	101,724	11,302
Accrued expenses:
Investment management and advisory fees	4,675	5,828	11,006
Custodian fees and expenses	11,829	17,753	7,921
Registration fees	8,898	8,920	8,902
Professional fees	8,249	12,233	8,269
Trustees fees and expenses	272	245	269
Other	2,268	4,030	2,088
Total liabilities	205,333	150,733	49,757
Net Assets	$13,037,963	$10,426,301	$14,166,330
Net Assets Represent:
Paid-in capital	$12,746,690	$9,876,690	$13,449,905
Undistributed net investment income	37,898	25,317	49,957
Accumulated net realized gain (loss) from investments and foreign currency transactions	3,112	(51,853)	(46,984)
Net unrealized appreciation of investments and foreign currency translations	250,263	576,147	713,452
Net Assets	$13,037,963	$10,426,301	$14,166,330
Service Class Shares:
Net Assets	$10,217	$20,907	$10,530
Shares outstanding	1,000	1,971	1,000
Net asset value, offering and redemption price per share	$10.22	$10.61	$10.53
Institutional Class Shares:
Net Assets	$13,027,746	$10,405,394	$14,155,800
Shares outstanding	1,275,110	980,967	1,344,258
Net asset value, offering and redemption price per share	$10.22	$10.61	$10.53
* Investments at cost	$12,823,605	$9,819,382	$13,390,475
** Foreign currency at cost	$55,072	$101,800	$55,707

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the period ended April 30, 2011 (unaudited)

	Trilogy Global Equity Fund*	Trilogy Emerging Markets Equity Fund*	Trilogy International Small Cap Fund*
Investment Income:
Dividend income	$62,288	$47,011	$77,407
Foreign withholding tax	(3,853)	(4,537)	(3,971)
Total investment income	58,435	42,474	73,436
Expenses:
Investment management and advisory fees	9,242	10,918	21,344
Custodian	12,000	18,876	8,095
Registration fees	8,898	8,920	8,902
Professional fees	8,282	12,257	8,303
Reports to shareholders	1,544	2,998	1,393
Transfer agent	606	912	614
Trustees fees and expenses	273	246	271
Miscellaneous	182	174	145
Total expenses before offsets	41,027	55,301	49,067
Expense reimbursements	(20,490)	(38,144)	(25,588)
Net expenses	20,537	17,157	23,479
Net investment income	37,898	25,317	49,957
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	28,570	(8,223)	39,784
Net realized loss on foreign currency transactions	(25,458)	(43,630)	(86,768)
Net change in unrealized appreciation of investments	249,505	592,855	712,261
Net change in unrealized appreciation (depreciation) on foreign currency translations	758	(16,708)	1,191
Net realized and unrealized gain	253,375	524,294	666,468
Net increase in net assets resulting from operations	$291,273	$549,611	$716,425

*	Commencement of operations was March 1, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the period ended April 30, 2011 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
	2011*	2011*	2011*
Increase in Net Assets From Operations:
Net investment income	$37,898	$25,317	$49,957
Net realized gain (loss) on investments and foreign currency transactions	3,112	(51,853)	(46,984)
Net change in unrealized appreciation of investments and foreign currency translations	250,263	576,147	713,452
Net increase in net assets resulting from operations	291,273	549,611	716,425
From Capital Share Transactions:
Service Class:
Proceeds from sale of shares	10,000	20,000	10,000
Net increase from Service Class share transactions	10,000	20,000	10,000
Institutional Class:
Proceeds from sale of shares	12,736,690	9,856,690	13,439,905
Net increase from Institutional Class share transactions	12,736,690	9,856,690	13,439,905
Net increase from capital share transactions	12,746,690	9,876,690	13,449,905
Total increase in net assets	13,037,963	10,426,301	14,166,330
Net Assets:
Beginning of period	—	—	—
End of period	$13,037,963	$10,426,301	$14,166,330
End of period undistributed net investment income	$37,898	$25,317	$49,957

Share Transactions:
Service Class:
Sale of shares	1,000	1,971	1,000
Net increase in shares	1,000	1,971	1,000
Institutional Class:
Sale of shares	1,275,110	980,967	1,344,258
Net increase in shares	1,275,110	980,967	1,344,258

*	Commencement of operations was March 1, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the period

Trilogy Global Equity Fund	For the period ended April 30, 2011 (unaudited)*
Service Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.03 [1]
Net realized and unrealized gain on investments	0.19 [1]
Total from investment operations	0.22
Net Asset Value, End of Period	$10.22
Total Return[2]	2.20%[4]
Ratio of net expenses to average net assets	1.00%[5]
Ratio of net investment income to average net assets[2]	1.85%[5]
Portfolio turnover	8%[4]
Net assets at end of period (000’s omitted)	$10

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.00%[5]
Ratio of net investment income to average net assets	0.85%[5]

Institutional Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.03 [1]
Net realized and unrealized gain on investments	0.19 [1]
Total from investment operations	0.22
Net Asset Value, End of Period	$10.22
Total Return[2]	2.20%[4]
Ratio of net expenses to average net assets	1.00%[5]
Ratio of net investment income to average net assets[2]	1.85%[5]
Portfolio turnover	8%[4]
Net assets at end of period (000’s omitted)	$13,028

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.00%[5]
Ratio of net investment income to average net assets	0.85%[5]

19

Financial Highlights

For a share outstanding throughout the period

Trilogy Emerging Markets Equity Fund	For the period ended April 30, 2011 (unaudited)*
Service Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.03 [1]
Net realized and unrealized gain on investments	0.58 [1]
Total from investment operations	0.61
Net Asset Value, End of Period	$10.61
Total Return[2]	6.10%[4]
Ratio of net expenses to average net assets	1.10%[5]
Ratio of net investment income to average net assets[2]	1.62%[5]
Portfolio turnover	6%[4]
Net assets at end of period (000’s omitted)	$21

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	3.54%[5]
Ratio of net investment loss to average net assets	(0.82)%[5]

Institutional Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.03 [1]
Net realized and unrealized gain on investments	0.58 [1]
Total from investment operations	0.61
Net Asset Value, End of Period	$10.61
Total Return[2]	6.10%[4]
Ratio of net expenses to average net assets	1.10%[5]
Ratio of net investment income to average net assets[2]	1.62%[5]
Portfolio turnover	6%[4]
Net assets at end of period (000’s omitted)	$10,405

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	3.54%[5]
Ratio of net investment loss to average net assets	(0.82)%[5]

Financial Highlights
For a share outstanding throughout the period

Trilogy International Small Cap Fund	For the period ended April 30, 2011 (unaudited)*
Service Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.04 [1]
Net realized and unrealized gain on investments	0.49 [1]
Total from investment operations	0.53
Net Asset Value, End of Period	$10.53
Total Return[2]	5.30%[4]
Ratio of net expenses to average net assets	1.10%[5]
Ratio of net investment income to average net assets[2]	2.34%[5]
Portfolio turnover	18%[4]
Net assets at end of period (000’s omitted)	$11

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.30%[5]
Ratio of net investment income to average net assets	1.14%[5]

Institutional Class Shares:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.04 [1]
Net realized and unrealized gain on investments	0.49 [1]
Total from investment operations	0.53
Net Asset Value, End of Period	$10.53
Total Return[2]	5.30%[4]
Ratio of net expenses to average net assets	1.10%[5]
Ratio of net investment income to average net assets[2]	2.34%[5]
Portfolio turnover	18%[4]
Net assets at end of period (000’s omitted)	$14,156

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.30%[5]
Ratio of net investment income to average net assets	1.14%[5]

*	Service Class and Institutional Class shares commencement of operations was March 1, 2011.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[4]	Not Annualized.
[5]	Annualized.

21

Notes to Financial Statements

April 30, 2011(unaudited)

1.	Summary of Significant Accounting Policies

The Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Trilogy Global Equity Fund (“Global Equity”), Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) and Trilogy International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.”

The Funds commenced operations on March 1, 2011. Each Fund offers two classes of shares: Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its

Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds may direct certain portfolio trades to various brokers, under a brokerage recapture program, which would pay a portion of the Fund’s expenses. For the two months ended April 30, 2011, the Funds’ expenses were not reduced.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the two months ended April 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the two months ended April 30, 2011, there were no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the two months ended April 30, 2011, the transfer agent expense was not reduced.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

23

Notes to Financial Statements (continued)

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax year ended October 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of April 30, 2011, none of the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2011, such amounts may be used to offset future realized capital gains, if any.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the two months ended April 30, 2011, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Global Equity – 0.45; Emerging Markets Equity – 0.70%; and International Small Cap – 1.00%.

Managers has contractually agreed, until at least May 1, 2012, to limit total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) Global Equity, Emerging Markets Equity and International Small Cap to 1.00%, 1.10% and 1.10%, respectively, of each Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the two months ended April 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	Global Equity	Emerging Markets Equity	International Small Cap
Reimbursement Available	$20,490	$38,144	$25,588

24

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc., (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the two months ended the Funds did not borrow or lend to other Funds in the Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the two months ended April 30, 2011, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$13,432,404	$969,095
Emerging Markets Equity	9,973,964	538,452
International Small Cap	15,432,998	2,352,652

The Funds has no purchases or sales of U.S. Government obligations during the two months ended April 30, 2011.

4.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

5.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

At a meeting of the Trust’s Board of Trustees held June 9-10 2011, Nathaniel Dalton, who was a Trustee of the Trust, delivered his resignation to the Board of Trustees, effective June 9, 2011. The Board appointed Christine C. Carsman as Trustee to fill the vacancy; like Mr. Dalton, Ms. Carsman is considered an “interested person” of the Trust under the Investment Company Act of 1940.

25

Approval Investment Advisory and Subadvisory Agreement

At a meeting held on December 15, 2010, the Board of Trustees (the “Trustees”) of Managers AMG Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve, with respect to the Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund, each a new series of the Trust (each, a “New Fund,” and collectively, the “New Funds”), in connection with the organization of the New Funds, an amendment to the Investment Management Agreement between Managers Investment Group LLC (“Managers” or the “Investment Manager”) and the Trust with respect to the New Funds (the “Investment Management Agreement”), and a new Subadvisory Agreement between Managers and Trilogy Global Advisors, LP (“Trilogy” or the “Subadvisor”) with respect to the New Funds (the “Subadvisory Agreement” and, together with the “Investment Management Agreement,” the “New Fund Agreements”). The Trustees were separately represented by independent counsel in their consideration of the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Funds, Managers and Trilogy, including fee and expense information for an appropriate peer group of similar mutual funds for each New Fund (each, a “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by Managers and Trilogy under their respective agreements. Because each New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Funds was provided. The Trustees, however, considered the performance of the composite investment portfolio managed by Trilogy in its Global Equity Strategy (the “Global Equity Composite”), the composite investment portfolio managed by Trilogy in its Emerging Markets Equity Strategy (the “Emerging Markets Equity Composite”) and the composite investment portfolio managed by Trilogy in its International Small Cap Strategy (the “International Small Cap Composite”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services to be provided by Managers under the Investment Management Agreement, the Trustees reviewed information relating to Managers’ operations and personnel. Among other things, Managers provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by Managers relating to the performance of its duties with respect to other series of the Trust and the Trustees’ familiarity with Managers’ management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by Managers in overseeing the portfolio management responsibilities of Trilogy; (b) Managers’ ability to supervise the New Funds’ other service providers; and (c) Managers’ compliance programs. The Trustees also took into account the financial condition of Managers with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of September 30, 2010, Managers had approximately $10.2 billion in assets under management.

In considering the nature, extent, and quality of services to be provided by Trilogy under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by Trilogy to each New Fund; (b) the qualifications and experience of Trilogy’s personnel; and (c) Trilogy’s compliance programs. The Trustees also took into account the financial condition of Trilogy with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of September 30, 2010, Trilogy managed approximately $14.7 billion in assets.

The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing each New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding Trilogy’s organizational and management structure and Trilogy’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Trilogy with portfolio management responsibility for the New Funds, including the information set forth in the New Funds’ prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that four of the portfolio managers have worked at Trilogy for at least five years, and the other two portfolio managers have worked at Trilogy since 2006 and 2007, respectively. The Trustees also noted that one portfolio manager serves as Chairman and Senior Portfolio Manager of Trilogy, three portfolio managers serve as Managing Director and Senior Portfolio Manager of Trilogy, another portfolio manager serves as Product Specialist, Research Analyst and Portfolio Manager of Trilogy, and the final portfolio manager serves as Director of Quantitative Research and Portfolio Manager of Trilogy. The Trustees considered that Trilogy uses a bottom-up investment process driven by fundamental research conducted by its global investment analysts and maintains a growth oriented focus on identifying earnings power based on certain core principles. The Trustees also observed that in selecting investments for each New Fund, after an initial investment screen and proprietary quantitative and qualitative screens, Trilogy focuses on what it considers the “best ideas” for the New Fund by analyzing individual securities, establishing price targets and developing a buy list, and then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis.

Performance.

Because the New Funds have not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Funds. The Trustees, however, considered (i) the performance of the Global Equity Composite, noting that

26

Approval Investment Advisory and Subadvisory Agreement (continued)

for the one-year, five-year and ten-year periods ended December 31, 2009, the performance of the Global Equity Composite was above, below and below, respectively, the performance of the MSCI World Index; and (ii) the performance of each of the Emerging Markets Equity Composite and the International Small Cap Composite, noting that for both the one-year and five-year periods ended December 31, 2009, the performance of the Emerging Markets Equity Composite and the International Small Cap Composite was above the MSCI Emerging Markets Index and the MSCI All Country World Index ex-US Small Cap, respectively. The Trustees concluded that this performance record supported the approval of the Subadvisory Agreement.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by Managers for managing the New Funds, the Trustees noted that Managers, and not the New Funds, is responsible for paying the fees charged by the New Funds’ Subadvisor, Trilogy, and, therefore, that the fees paid to Managers cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by Managers and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the New Funds to Managers can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. The Trustees noted that (i) for the Trilogy Global Equity Fund and the Trilogy Emerging Markets Equity Fund, each New Fund’s advisory fee and estimated total gross expenses as calculated on October 31, 2010 were both lower than the average for the New Fund’s Peer Group; and (ii) the Trilogy International Small Cap Equity Fund’s advisory fee and estimated total gross expenses as calculated on October 31, 2010 were higher than and lower than, respectively, the average for the New Fund’s Peer Group. The Trustees also took into account the fact that Managers has contractually agreed, through at least March 1, 2012, to limit the total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) for each of the Trilogy Global Equity Fund, the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund to 1.00%, 1.10% and 1.10%, respectively, of the average daily net assets of such New Fund, noting that the net expenses of each of the Trilogy Global Equity Fund, the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund were lower than the average for the New Fund’s corresponding Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by Managers and Trilogy and the considerations noted above with respect to Managers and Trilogy, each New Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to Managers, the Trustees considered all revenues and other benefits, both direct and indirect, received by Managers and its affiliates, including Trilogy, which is affiliated with Managers, attributable to managing the New Funds and all the mutual funds in the Managers family of funds, the cost of providing such services and the resulting profitability to Managers and its affiliates from these relationships. The Trustees also noted that the subadvisory fees are paid by Managers out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to Managers is reasonable and that Managers is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee. With respect to economies of scale, the Trustees also noted that as each New Fund’s assets increase over time, the New Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by Managers to Trilogy, the Trustees considered information regarding Trilogy’s organization, management and financial stability, which related generally to the estimated cost to Trilogy of providing subadvisory services to each New Fund and the resulting profitability from such relationship, and noted that, because Trilogy is an affiliate of Managers, such profitability might be directly or indirectly shared by Managers. In addition, the Trustees evaluated other potential benefits of the subadvisory relationship to Managers, including, among others, the indirect benefits that Managers may receive from Trilogy’s relationship with the New Funds, including any so-called “fallout benefits” to Managers, such as reputational value derived from Trilogy serving as Subadvisor to the New Funds, which will bear Trilogy’s name if the Subadvisory Agreement were approved.

In addition, the Trustees noted that the subadvisory fees are paid by Managers out of its advisory fee. Accordingly, the cost of services to be provided by Trilogy and the profitability to Trilogy of its relationship with the New Funds were not material factors in the Trustees’ deliberations. For similar reasons, and based on the potential size of the New Funds, the Trustees concluded that the effect of any economies of scale being realized by Trilogy was not a material factor in the Trustees’ deliberations at the time.

After consideration of the foregoing, the Trustees reached the following conclusions regarding the New Fund Agreements, in addition to those conclusions discussed above: (a) Managers and Trilogy have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) Trilogy’s investment strategy is appropriate for pursuing each New Fund’s investment objectives; (c) Trilogy is reasonably likely to execute its investment strategy consistently over time; and (d) Managers and Trilogy maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of each New Fund and its shareholders. Accordingly, on December 15, 2010, the Trustees, including all of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

27

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Trilogy Global Advisors, LP

1114 Avenue of the Americas, 28th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Champman, II

Edward J. Kaier

Steven J. Paggoli

Eric Rakowski

Thomas R. Schneeswies

John H. Struer

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION CADENCE FOCUSED GROWTH CADENCE MID-CAP CADENCE EMERGING COMPANIES Cadence Capital Management, LLC	INTERNATIONAL EQUITY AllianceBernstein L.P. Lazard Asset Management, LLC Martin Currie Inc.	CHICAGO EQUITY PARTNERS BALANCED Chicago Equity Partners, LLC
ALTERNATIVE FUNDS

CHICAGO EQUITY PARTNERS MID-CAP Chicago Equity Partners, LLC	REAL ESTATE SECURITIES Urdang Securities Management, Inc. RENAISSANCE LARGE CAP GROWTH Renaissance Group LLC	FQ GLOBAL ALTERNATIVES FQ GLOBAL ESSENTIALS First Quadrant, L.P.
INCOME FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSES SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH TIMESSQUARE SMALL CAP GROWTH TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY TRILOGY EMERGING MARKETS EQUITY TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form

N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)        Not applicable.

(a)(2)        Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)        Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: June 29, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: June 29, 2011